Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Tax-exempt income		$ 55
Net income from investments in associated corporations	$ 436	77
Canadian banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	19	(9)
International banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	152	$ 130
Global banking and markets [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ 1